Taxes (Details Narrative) - USD ($)	6 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Taxes
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	25.00%
Income Tax Rate Reconciliation, Prior Year Income Taxes, Amount	$ 135,000
High and New Technology Enterprises Effective Period	3 years
Income Tax Holiday, Aggregate		$ 98,118
Income Tax Holiday, Income Tax Benefits Per Share	$ 0.00	$ 0.00